Note 20 - Trade Receivables, Prepayments and Other Receivables - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Aging analysis of trade receivables	$ 24,594	$ 14,072
Current [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables	15,603	4,172
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables	3,252	1,597
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables	2,588	1,390
Later than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables	690	518
More than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables	$ 2,460	$ 6,395